Long-Term Debt (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Subordinated Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 300,000,000
Debt instrument, interest rate, stated percentage	6.90%
Debt instrument, maturity date	Jun. 01, 2067
Debt instrument, non-callable at par, years	10
Debt instrument, replacement capital covenant, years	40
Debt instrument, call date, earliest	Jun. 01, 2017
Debt instrument, term of stated percentage, initial years	10
Debt instrument, floating interest rate base to be added to three-month LIBOR.	2.51%
Debt instrument, option to defer interest payments, years	5
Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 250,000,000
Debt instrument, interest rate, stated percentage	6.875%
Debt instrument, maturity date	Sep. 25, 2012